Investment Strategy - Adasina Social Justice All Cap Global ETF	Dec. 15, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives by investing the Fund’s assets in a portfolio of global companies whose business practices are aligned with the social justice investment criteria (the “Social Justice Investment Criteria”) of Robasciotti & Associates, Inc., doing business as Adasina Social Capital (“Adasina” or the “Sub-Adviser”). Adasina works in partnership with social justice organizations to develop the Social Justice Investment Criteria that encompass racial, gender, economic, and climate justice, and which align with causes that advance social equity. The Fund is intended to provide an opportunity for investors to align their investments with social justice movements and in solidarity with social justice movements to have large-scale, systemic impact. Adasina believes that the Fund’s investment strategy and its application of the Social Justice Investment Criteria represent a more comprehensive standard than traditional environmental, social, and governance (“ESG”) investment strategies. Adasina seeks to invest the Fund’s assets to achieve returns similar to those of the Adasina Social Justice Index (the “Index”), a data-driven index that is owned and maintained by Adasina, administered by EQM Indexes LLC (“EQM”), a VettaFi Company, and calculated and published by an independent calculation agent.

The Fund is actively managed, however Adasina generally expects to use a “replication” strategy to achieve its investment objectives, meaning it will invest in all of the Index’s component securities. However, the Fund may use a “representative sampling” strategy instead. In doing so, the Fund’s assets will typically be allocated towards a selected group of securities within the Index that is expected to mirror the Index’s overall performance. This approach will only be utilized by Adasina when deemed to be the most advantageous option for the Fund. In addition, if based on new information released since the last reconstitution Adasina determines that a security should be added or removed from the Index at the next reconstitution, the Fund may purchase a security not currently in the Index or sell a security that is currently in the Index. Under stable market conditions, the Fund will invest in at least three countries (one of which may be the United States) and at least 40% of its total assets at the time of purchase in non-U.S. companies. The Fund may engage in active trading of portfolio securities to maintain alignment with its social justice investment strategy which may result in higher portfolio turnover.

Adasina Social Justice Index

The Index is composed of equity securities of companies that possess characteristics that Adasina believes meet the investment criteria for investors concerned with social justice. The Index universe begins with approximately 9,000 publicly-traded U.S. and non-U.S. securities, excluding real estate investment trust (“REIT”) securities. Non-U.S. companies will be U.S. exchange-traded American Depositary Receipts (“ADRs”), if available, provided their liquidity is comparable to locally traded shares. Companies are screened for exclusion from the Index based on the Social Justice Investment Criteria. To determine the Social Justice Investment Criteria, Adasina works closely with social justice organizations to build new and identify existing data sets that represent the issues most directly affecting their communities and uses this community-sourced data to establish the standards regarding social justice criteria considered in the Index. Index criteria and considerations fall into the following five categories:

Racial Justice	The Racial Justice criteria aim to uproot systems that reinforce, perpetuate, and exacerbate racial inequities. Adasina evaluates companies to determine whether they participate in, or benefit from, those unjust systems. The Index seeks to exclude companies that Adasina has determined: are involved in the ownership, operation, management, labor sourcing, funding, and service of prisons and immigrant detention centers; provide or facilitate money bail services; participate in citizen and immigrant surveillance; are involved in state violence and human rights violations as a result of military occupations; fail to support Indigenous Peoples’ rights; fail to support local communities’ rights; make contributions to political campaigns that oppose civil and voting rights legislation; or do not implement diversity policies or programs to increase workforce diversity.
Gender Justice	The Gender Justice criteria aim to ensure safe and fair opportunities for all people, regardless of their gender identity. Adasina evaluates companies to determine whether their policies and practices support gender equity and LGBTQ+ equality. The Index seeks to exclude companies that support restricting reproductive rights, maintain policies that enable serial sexual harassment, fail to offer safe and equitable workplaces to women and members of the LGBTQ+ community, or lack equitable gender representation in leadership.
Economic Justice	The Economic Justice criteria aim to create a fair and equitable financial future for all people and communities. Adasina evaluates companies to determine whether they deal fairly with the public and their employees. The Index seeks to exclude companies that pay subminimum wages to employees or excessive executive wages; fail to ensure the elimination of forced labor and child labor in their supply chains; maintain poor working conditions, fail to ensure adequate worker protections and rights; operate for-profit colleges; fail to maintain adequate protections for customer data and security; or provide predatory financial products and services.
Climate Justice	The Climate Justice criteria aim to advance the goals of environmental sustainability in partnership with social justice movements. Adasina evaluates companies to determine whether they significantly contribute to climate change, lack environmentally sustainable practices, or negatively impact air and water quality. The Index seeks to exclude companies that: are involved in fossil fuel production, refining, and extraction; fund the fossil fuel industry; engage in the most harmful aspects of extractive agriculture; engage in excessive energy usage; significantly contribute to deforestation; fail to effectively manage carbon emissions; engage in mining; fail to effectively manage waste; or generate significant air pollution or other environmental hazards, which Adasina has determined disproportionately impacts economically disadvantaged communities and people of color.
Movement Aligned	The Movement Aligned criteria takes direction from a variety of causes that advance social equity and the welfare of people and the planet. The Index seeks to exclude companies that Adasina has determined negatively impact animal welfare and human safety, as well as companies that lack adequate corporate accountability. This includes companies that Adasina has determined: have poor animal welfare practices; produce or sell fur and leather products; engage in non-medical animal testing; produce, distribute, or derive substantial revenue from tobacco products; have poor accounting, management, or other corporate governance practices; or produce products with a substantially negative social impact, including the manufacture or sale of weapons or firearms.

The Index comprises common stocks of domestic and foreign issuers, including those in emerging and developing markets. Index constituents may be large-, mid-, or small-capitalization companies. Additionally, companies included in the Index must be exchange-listed and must meet certain minimum liquidity requirements.

Securities in the Index are optimization weighted based on market-capitalization. The Index is rebalanced semi-annually, effective on the last trading day of November and May, and reconstituted annually, effective on the last trading day of May. As  of October 31 2025, the Index was composed of 648 constituents, representing investments in 37 countries.

Strategy Portfolio Concentration [Text]	Under stable market conditions, the Fund will invest in at least three countries (one of which may be the United States) and at least 40% of its total assets at the time of purchase in non-U.S. companies.